Provisions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Years	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of net defined benefit liability (asset) [Line Items]
Employer contribution	$ 300,000	$ 1,400,000	$ 10,000,000
Net liability for plans	62,700,000	59,500,000	57,900,000	$ 73,900,000
Cumulative actuarial losses recognized in other comprehensive income	$ (800,000)	$ (800,000)	$ (600,000)
Discount rate	1.50%	1.50%	2.00%
Euro Zone [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Discount rate	1.50%
United Kingdom [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Discount rate	2.70%
Actuarial Assumption of Discount Rates [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Percentage of possible increase in assumption	0.25%
Impact of possible increase in assumption	$ 6,400,000
Percentage of possible decrease in assumption	0.25%
Impact of possible decrease in assumption	$ 6,800,000
Insignificant impact of possible increase in assumption	$ 100,000
Actuarial Assumption of Expected Rates of Salary Increases [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Percentage of possible increase in assumption	0.25%
Impact of possible increase in assumption	$ 1,300,000
Percentage of possible decrease in assumption	0.25%
Impact of possible decrease in assumption	$ 1,300,000
Insignificant impact of possible increase in assumption	100,000
Reserve of Remeasurements of Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cumulative actuarial losses recognized in other comprehensive income	16,200,000
Supplemental Pension and Retirement Plan [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Employer contribution	$ 0	$ 0	$ 8,300,000
Domestic Defined Benefit Plans [Member] | Bottom of Range [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial assumption, retirement age | Years	60
Domestic Defined Benefit Plans [Member] | Top of Range [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial assumption, retirement age | Years	66